Investment Risks	May 01, 2026
CHAMPLAIN SMALL COMPANY FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

CHAMPLAIN SMALL COMPANY FUND | Small-Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Company Risk – The Fund is also subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

CHAMPLAIN SMALL COMPANY FUND | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

CHAMPLAIN SMALL COMPANY FUND | Equity Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

CHAMPLAIN SMALL COMPANY FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
CHAMPLAIN SMALL COMPANY FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency.
CHAMPLAIN MID CAP FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

CHAMPLAIN MID CAP FUND | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

CHAMPLAIN MID CAP FUND | Equity Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

CHAMPLAIN MID CAP FUND | Mid-Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Company Risk – The Fund is also subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The medium-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

CHAMPLAIN MID CAP FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
CHAMPLAIN MID CAP FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency.
CHAMPLAIN STRATEGIC FOCUS FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

CHAMPLAIN STRATEGIC FOCUS FUND | Small-Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Company Risk – The Fund is also subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

CHAMPLAIN STRATEGIC FOCUS FUND | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

CHAMPLAIN STRATEGIC FOCUS FUND | Equity Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

CHAMPLAIN STRATEGIC FOCUS FUND | Mid-Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Company Risk – The Fund is also subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The medium-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

CHAMPLAIN STRATEGIC FOCUS FUND | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk – The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, the growth rates of investments in these large-sized companies may lag the growth rates of well-managed smaller companies during strong economic periods.

CHAMPLAIN STRATEGIC FOCUS FUND | Growth Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Growth Investment Style Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

CHAMPLAIN STRATEGIC FOCUS FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
CHAMPLAIN STRATEGIC FOCUS FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency.
CHAMPLAIN STRATEGIC FOCUS FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk – The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the diversification requirements for classification as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
VONTOBEL INTERNATIONAL EQUITY FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

VONTOBEL INTERNATIONAL EQUITY FUND | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

VONTOBEL INTERNATIONAL EQUITY FUND | Equity Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

VONTOBEL INTERNATIONAL EQUITY FUND | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

VONTOBEL INTERNATIONAL EQUITY FUND | Foreign Company Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

VONTOBEL INTERNATIONAL EQUITY FUND | Foreign Currency Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

VONTOBEL INTERNATIONAL EQUITY FUND | Emerging Markets Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.

VONTOBEL INTERNATIONAL EQUITY FUND | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk – The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

VONTOBEL INTERNATIONAL EQUITY FUND | Small- and Mid-Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

VONTOBEL INTERNATIONAL EQUITY FUND | Rights and Warrants Risk
Prospectus [Line Items]
Risk [Text Block]

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

VONTOBEL INTERNATIONAL EQUITY FUND | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

VONTOBEL INTERNATIONAL EQUITY FUND | IPO Risk
Prospectus [Line Items]
Risk [Text Block]

IPO Risk – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

VONTOBEL INTERNATIONAL EQUITY FUND | Sustainability Risk
Prospectus [Line Items]
Risk [Text Block]

Sustainability Risk – Certain ESG events or conditions that, if they occur, could cause an actual or potential material negative impact on the value of an investment. Such risks include, but are not limited to: climate-related and environmental risks (such as environmental product stewardship, footprint, natural resource management, alignment with local and international targets and laws, effects of climate change on agriculture or effects of rising sea level); social risks evaluated as material for the sector (including, without limitation, matters relating to treatment and welfare of employees, supply chain management, data security and privacy, business ethics, severe human rights violation by governments or abuse of civil liberties); governance risks (including, without limitation, business ethics, rights of minority shareholders, independence of board oversight, ownership structures, related party transactions, political stability, economic, political and social framework or government effectiveness); severe sustainability controversies, and violations of international norms.

VONTOBEL INTERNATIONAL EQUITY FUND | ESG Integration/Active Ownership Risk
Prospectus [Line Items]
Risk [Text Block]

ESG Integration/Active Ownership Risk – The Fund intends to invest a portion of its assets in companies with higher ESG ratings. The considerations assessed as part of ESG processes may vary across types of investments and issuers and not every factor may be identified or considered for all investments. This may affect the Fund’s exposure to certain companies or industries and the Fund may forgo certain investment opportunities; however, these ratings are viewed holistically and the Fund may not forego an investment solely based upon a low score. The Fund’s results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The ability to meet ESG objectives might be affected by incomplete or inaccurate data from third-party providers. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

VONTOBEL INTERNATIONAL EQUITY FUND | Third-Party Data Provider Risk
Prospectus [Line Items]
Risk [Text Block]

Third-Party Data Provider Risk – In assessing the eligibility of a company based on ESG research, the Adviser may rely on information and data from third party ESG data providers and companies, and on internal analyses, which may be based on certain assumptions or hypothesis. The data obtained from third-party data providers or companies may be incomplete, inaccurate, or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Adviser incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security in the Fund’s portfolio.

VONTOBEL INTERNATIONAL EQUITY FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
VONTOBEL INTERNATIONAL EQUITY FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency.
Vontobel Global Equity Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Vontobel Global Equity Fund | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Vontobel Global Equity Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Vontobel Global Equity Fund | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Vontobel Global Equity Fund | Foreign Company Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange

Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Vontobel Global Equity Fund | Foreign Currency Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Vontobel Global Equity Fund | Emerging Markets Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.

Vontobel Global Equity Fund | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk – The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Vontobel Global Equity Fund | Small- and Mid-Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Vontobel Global Equity Fund | Sustainability Risk
Prospectus [Line Items]
Risk [Text Block]

Sustainability Risk – Certain ESG events or conditions that, if they occur, could cause an actual or potential material negative impact on the value of an investment. Such risks include, but are not limited to: climate-related and environmental risks (such as environmental product stewardship, footprint, natural resource management, alignment with local and international targets and laws, effects of climate change on agriculture or effects of rising sea level); social risks evaluated as material for the sector (including, without limitation, matters relating to treatment and welfare of employees, supply chain management, data security and privacy, business ethics, severe human rights violation by governments or abuse of civil liberties); governance risks (including, without limitation, business ethics, rights of minority shareholders, independence of board oversight, ownership structures, related party transactions, political stability, economic, political and social framework or government effectiveness); severe sustainability controversies, and violations of international norms.

Vontobel Global Equity Fund | ESG Integration/Active Ownership Risk
Prospectus [Line Items]
Risk [Text Block]

ESG Integration/Active Ownership Risk – The Fund intends to invest a portion of its assets in companies with higher ESG ratings. The considerations assessed as part of ESG processes may vary across types of investments and issuers and not every factor may be identified or considered for all investments. This may affect the Fund’s exposure to certain companies or industries and the Fund may forgo certain investment opportunities; however, these ratings are viewed holistically and the Fund may not forego an investment solely based upon a low score. The Fund’s results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The ability to evaluate ESG criteria might be affected by incomplete or inaccurate data from third-party providers. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

Vontobel Global Equity Fund | Third-Party Data Provider Risk
Prospectus [Line Items]
Risk [Text Block]

Third-Party Data Provider Risk – In assessing the eligibility of a company based on ESG research, the Adviser may rely on information and data from third party ESG data providers and companies, and on internal analyses, which may be based on certain assumptions or hypothesis. The data obtained from third-party data providers or companies may be incomplete, inaccurate, or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Adviser incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security in the Fund’s portfolio.

Vontobel Global Equity Fund | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Vontobel Global Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Vontobel Global Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency.
Vontobel U.S. Equity Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Vontobel U.S. Equity Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Vontobel U.S. Equity Fund | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Vontobel U.S. Equity Fund | Foreign Company Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Vontobel U.S. Equity Fund | Foreign Currency Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Vontobel U.S. Equity Fund | Emerging Markets Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.

Vontobel U.S. Equity Fund | Small- and Mid-Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Vontobel U.S. Equity Fund | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Vontobel U.S. Equity Fund | Sustainability Risk
Prospectus [Line Items]
Risk [Text Block]

Sustainability Risk – Certain ESG events or conditions that, if they occur, could cause an actual or potential material negative impact on the value of an investment. Such risks include, but are not limited to: climate-related and environmental risks (such as environmental product stewardship, footprint, natural resource management, alignment with local and international targets and laws, effects of climate change on agriculture or effects of rising sea level); social risks evaluated as material for the sector (including, without limitation, matters relating to treatment and welfare of employees, supply chain management, data security and privacy, business ethics, severe human rights violation by governments or abuse of civil liberties); governance risks (including, without limitation, business ethics, rights of minority shareholders, independence of board oversight, ownership structures, related party transactions, political stability, economic, political and social framework or government effectiveness); severe sustainability controversies, and violations of international norms.

Vontobel U.S. Equity Fund | ESG Integration/Active Ownership Risk
Prospectus [Line Items]
Risk [Text Block]

ESG Integration/Active Ownership Risk – The Fund intends to invest a portion of its assets in companies with higher ESG ratings. The considerations assessed as part of ESG processes may vary across types of investments and issuers and not every factor may be identified or considered for all investments. This may affect the Fund’s exposure to certain companies or industries and the Fund may forgo certain investment opportunities; however, these ratings are viewed holistically and the Fund may not forego an investment solely based upon a low score. The Fund’s results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The ability to meet ESG objectives might be affected by incomplete or inaccurate data from third-party providers. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

Vontobel U.S. Equity Fund | Third-Party Data Provider Risk
Prospectus [Line Items]
Risk [Text Block]

Third-Party Data Provider Risk – In assessing the eligibility of a company based on ESG research, the Adviser may rely on information and data from third party ESG data providers and companies, and on internal analyses, which may be based on certain assumptions or hypothesis. The data obtained from third-party data providers or companies may be incomplete, inaccurate, or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Adviser incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security in the Fund’s portfolio.

Vontobel U.S. Equity Fund | Real Estate Investment Trusts Risk
Prospectus [Line Items]
Risk [Text Block]

Real Estate Investment Trusts Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Vontobel U.S. Equity Fund | Depositary Receipts Risk
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk – Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a Depositary Receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security. Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of Depositary Receipts may differ from the prices of securities upon which they are based. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Vontobel U.S. Equity Fund | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk – Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate of return. Preferred stocks are subject to issuer-specific risks (such as credit risk) and market risks applicable generally to equity securities. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks generally are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than the company’s bonds and other debt instruments.

Vontobel U.S. Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Vontobel U.S. Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency.
Vontobel International Equity Active ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Vontobel International Equity Active ETF | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Vontobel International Equity Active ETF | Equity Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Vontobel International Equity Active ETF | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Vontobel International Equity Active ETF | Foreign Company Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Vontobel International Equity Active ETF | Foreign Currency Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Vontobel International Equity Active ETF | Emerging Markets Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.

Vontobel International Equity Active ETF | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk – The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Vontobel International Equity Active ETF | Small- and Mid-Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Vontobel International Equity Active ETF | Rights and Warrants Risk
Prospectus [Line Items]
Risk [Text Block]

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Vontobel International Equity Active ETF | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Vontobel International Equity Active ETF | IPO Risk
Prospectus [Line Items]
Risk [Text Block]

IPO Risk – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Vontobel International Equity Active ETF | Sustainability Risk
Prospectus [Line Items]
Risk [Text Block]

Sustainability Risk – Certain ESG events or conditions that, if they occur, could cause an actual or potential material negative impact on the value of an investment. Such risks include, but are not limited to: climate-related and environmental risks (such as environmental product stewardship, footprint, natural resource management, alignment with local and international targets and laws, effects of climate change on agriculture or effects of rising sea level); social risks evaluated as material for the sector (including, without limitation, matters relating to treatment and welfare of employees, supply chain management, data security and privacy, business ethics, severe human rights violation by governments or abuse of civil liberties); governance risks (including, without limitation, business ethics, rights of minority shareholders, independence of board oversight, ownership structures, related party transactions, political stability, economic, political and social framework or government effectiveness); severe sustainability controversies, and violations of international norms.

Vontobel International Equity Active ETF | ESG Integration/Active Ownership Risk
Prospectus [Line Items]
Risk [Text Block]

ESG Integration/Active Ownership Risk – The Fund intends to invest a portion of its assets in companies with higher ESG ratings. The considerations assessed as part of ESG processes may vary across types of investments and issuers and not every factor may be identified or considered for all investments. This may affect the Fund’s exposure to certain companies or industries and the Fund may forgo certain investment opportunities; however, these ratings are viewed holistically and the Fund may not forego an investment solely based upon a low score. The Fund’s results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The ability to meet ESG objectives might be affected by incomplete or inaccurate data from third-party providers. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

Vontobel International Equity Active ETF | Third-Party Data Provider Risk
Prospectus [Line Items]
Risk [Text Block]

Third-Party Data Provider Risk – In assessing the eligibility of a company based on ESG research, the Adviser may rely on information and data from third party ESG data providers and companies, and on internal analyses, which may be based on certain assumptions or hypothesis. The data obtained from third-party data providers or companies may be incomplete, inaccurate, or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Adviser incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security in the Fund’s portfolio.

Vontobel International Equity Active ETF | E T F Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks – The Fund is an ETF and, as a result of this structure, it is exposed to the following risks:

●

Trading Risk – Shares of the Fund may trade on the Exchange above (premium) or below (discount) their net asset value (“NAV”). In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

●

Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares. As a result of these and other considerations, Fund shares may trade at a material discount to its NAV. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Vontobel International Equity Active ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Vontobel International Equity Active ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency.